As filed with the Securities and Exchange Commission on August 7, 2026

1933 Act Registration No. 333-258722

1940 Act Registration No. 811-23725

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 74	☒

CoinShares ETF Trust

(Exact name of registrant as specified in charter)

437 Madison Avenue

28th Floor

New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (615) 909-6421

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on August 18, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 70

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 69, as it relates to the CoinShares Bitcoin Mining ETF (the “Fund”), a series of the Registrant, until August 18, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 69 under the Securities Act of 1933 as it relates to the Fund, filed on June 12, 2026, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York, on August 7, 2026.

CoinShares ETF Trust

By	/s/ Annemarie Tierney
Annemarie Tierney
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
/s/ Annemarie Tierney	Principal Executive Officer President and Trustee		August 7, 2026
Annemarie Tierney
/s/ Ben Gaffey	Chief Financial Officer and Chief Accounting Officer		August 7, 2026
Ben Gaffey
Keith Fletcher*	Trustee	) )
		)	By:	/s/ Annemarie Tierney
Steven Lehman*	Trustee	) )		Annemarie Tierney Attorney-In-Fact
		)	August 7, 2026
Mark Osterheld*	Trustee	) )
)

* An original power of attorney authorizing Annemarie Tierney to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, was previously executed and previously filed as an exhibit.